Operating segments	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Operating segments
28. Operating segments
The Company provides business process management services. Effective April 1, 2023, the Company adopted a new organizational structure featuring four strategic business units (“SBUs”), each headed by a chief business officer. Under the new organizational structure, the Company combined its prior verticals into the four SBUs. The new structure is intended to help drive improved outcomes for global clients and enable the Company to better drive business synergies, enhance scalability, generate operating leverage, and create organizational depth. The Company now manages and reports financial information through its four SBUs, which reflects how management reviews financial information and makes operating decisions.
The SBUs’ performance is reviewed by the Group Chief Executive Officer, who has been identified as the Chief Operating decision Maker (“CODM”) as defined by IFRS 8, “Operating Segments.” The CODM evaluates the Company’s performance and allocates resources based on revenue growth and operating performance of SBUs. The Company’s operating segments, effective April 1, 2023, are as follows:

•	Banking/Financial Services, and Insurance (“BFSI”),

•	Travel, Shipping/Logistics, and Utilities (“TSLU’’),

•	Manufacturing/Retail/Consumer, Hi-tech/Professional Services, and Procurement (“MRHP”), and

•	Healthcare/Life Sciences (“HCLS”)
The corresponding information for year ended March 31, 2023 and March 31, 2022 has been re-stated
to give effect to the above changes.
The Company uses revenue less repair payments
(non-GAAP)
as a primary measure to allocate resources and measure segment performance. Revenue less repair payments is a non-GAAP
measure which is calculated as (a) revenue less (b) in the Company’s BFSI SBU, payments to repair centers for “Fault” repair cases where the Company acts as the principal in its dealings with the third party repair centers and its clients.
The CODM does not evaluate certain operating expenses, finance expense, other income, net and income taxes by segment, therefore the Company does not allocate these expenses by segment. Assets and liabilities used in Company’s business are not identified to any of the reportable segments as they are used interchangeably between segments. Management believes that it is currently not practicable to provide segment disclosures relating to total assets and liabilities, since a meaningful segregation of the available data is onerous.

The segment results for the year ended March 31, 2024 are as follows:

	TSLU	MRHP	HCLS	BFSI	Reconciling item (3)	Total
Revenue from external customers
Segment Revenue	$406,080	$319,280	$165,898	$461,883	$(29,776)	$1,323,365
Payments to repair centers	—	—	—	39,095	—	39,095

Revenue less repair payments (non-GAAP)	406,080	319,280	165,898	422,788	(29,776)	1,284,270
Adjusted cost of revenue (1) (2)	234,583	183,211	113,259	258,000	6,733	795,786

Segment gross profit	171,497	136,069	52,639	164,788	(36,509)	488,484
Other costs						219,609
Other income, net						(39,415)
Finance expense						29,083
Impairment of intangible assets						30,882
Amortization of intangible assets						33,046
Share-based compensation expense						51,683
Income- tax expense						23,448

Profit after tax						$140,148

(1)	Excludes share-based compensation expense.
(2)	Adjusted cost of revenue under reconciling items includes inter and intra segment eliminations and unallocated expenses.
(3)	Revenue under reconciling items includes inter and intra segment eliminations and impact of foreign exchange fluctuations.
No client individually accounted for 10% or more of the total revenue during the year ended March 31, 2024.

The segment results for the year ended March 31, 2023 are as follows:

	TSLU	MRHP	HCLS	BFSI	Reconciling item (3)	Total
Revenue from external customers
Segment Revenue	$376,167	$278,246	$187,357	$406,413	$(23,921)	$1,224,262
Payments to repair centers	—	—	—	62,240	—	62,240

Revenue less repair payments (non-GAAP)	376,167	278,246	187,357	344,173	(23,921)	1,162,022
Adjusted cost of revenue (1) (2)	222,985	168,511	134,012	209,399	(3,678)	731,229

Segment gross profit	153,182	109,735	53,345	134,774	(20,243)	430,793
Other costs						190,091
Other income, net						(16,005)
Finance expense						18,819
Amortization of intangible assets						23,646
Share-based compensation expense						49,733
Income- tax expense						27,201

Profit after tax						$137,308

(1)	Excludes share-based compensation expense.
(2)	Adjusted cost of revenue under reconciling items includes inter and intra segment eliminations and unallocated expenses.
(3)	Revenue under reconciling items includes inter and intra segment eliminations and impact of foreign exchange fluctuations.
No client individually accounted for 10% or more of the total revenue during the year ended March 31, 2023.

The segment results for the year ended March 31, 2022 are as follows:

	TSLU	MRHP	HCLS	BFSI	Reconciling item (3)	Total
Revenue from external customers
Segment Revenue	$317,372	$217,737	$195,654	$389,226	$(10,189)	$1,109,800
Payments to repair centers	—	—	—	82,954	—	82,954

Revenue less repair payments (non-GAAP)	317,372	217,737	195,654	306,272	(10,189)	1,026,846
Adjusted cost of revenue (1) (2)	200,401	125,624	131,915	184,069	5,046	647,055

Segment gross profit	116,971	92,113	63,739	122,203	(15,235)	379,791
Other costs						160,016
Other income, net						(13,867)
Finance expense						13,387
Amortization of intangible assets						11,550
Share-based compensation expense						44,165
Income- tax expense						32,439

Profit after tax						$132,101

(1)	Excludes share-based compensation expense.
(2)	Adjusted cost of revenue under reconciling items includes inter and intra segment eliminations and unallocated expenses.
(3)	Revenue under reconciling items includes inter and intra segment eliminations and impact of foreign exchange fluctuations.
No client individually accounted for 10% or more of the total revenue during the year ended March 31, 2022.

External revenue
Revenues from the geographic segments are based on domicile of the customer. The Company’s external revenue by geographic area is as follows:

	Year ended March 31,
	2024	2023	2022
Jersey, Channel Islands	$—	$—	$—
North America (primarily the US)	623,370	602,453	504,260
UK	374,995	351,035	363,871
Australia	85,968	74,738	67,409
Europe (excluding the UK)	109,250	86,504	67,918
South Africa	13,421	13,526	22,270
Rest of the world	116,361	96,006	84,072

Total	$1,323,365	$1,224,262	$1,109,800

The Company’s
non-current
assets by geographic area, which consist of property and equipment and right-of-use
assets, are as follows:

	As at March 31,
	2024	2023
Jersey, Channel Islands	$—	$—
India	122,318	119,534
Philippines	57,815	68,431
South Africa	29,909	23,665
North America	14,345	14,820
UK	1,883	4,274
Rest of the world	11,093	7,187

Total	$237,363	$237,911